Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31
	2025	2024
Deferred tax assets:
Carryforward tax losses	$7,378	$10,093
Research and development	262	1,423
Operating lease liabilities	752	810
Share-based compensation	3,124	2,500
Accrued social benefits and other	699	520

Deferred tax assets before valuation allowance	12,215	15,346
Less - valuation allowance	(11,434)	(14,416)
Total deferred tax assets	781	930

Deferred tax liabilities:
Operating lease ROU assets	$(675)	$(815)
Other	(106)	(115)
Total deferred tax liabilities	(781)	(930)

Net deferred tax assets	$-	$-

Schedule of Components of Income Before Income Taxes	The components of income before income taxes are as follows:
	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$11,106	$5,642	$2,610
Foreign	1,480	1,560	1,285
Income (loss) before income taxes	$12,586	$7,202	$3,895

Schedule of Components of Income Tax Expenses

The components of income tax expenses are as follows:

	Year ended December 31,
	2025	2024	2023

Current:
Domestic (Israel)	$286	$-	$-
Foreign	309	234	182
Total Income tax expenses	$595	$234	$182
Deferred:
Domestic (Israel)	$-	$-	$-
Foreign	-	-	-
Total Income tax expenses	$595	$234	$182

Schedule of Reconciliation of Uncertain Tax Benefits

A reconciliation of the beginning and ending balances of uncertain tax benefits is as follows:

Year ended December 31,
2025

Balance at beginning of the year	$-
Additions for taxes positions	286
Balance at the end of the year	$286

Schedule of Reconciliation Income Tax Benefit to Actual Income Tax Expense (Benefit)	A reconciliation of the Company’s theoretical income tax benefit to actual income tax expense (benefit) following the adoption of ASU 2023-09 is as follows:
	Year Ended December 31,
	2025

Tax at Israel statutory rate	$2,895	23.0%
Foreign tax effects:	(29)	(0.2)
Change in valuation allowances	(2,617)	(20.8)
Nontaxable or nondeductible items:
Share-based compensation	39	0.3
Other	23	0.2
Change in unrecognized tax benefits	264	2.3
Other	20	0.2
Effective tax rate	$595	5.0%
A reconciliation of the Company’s theoretical income tax benefit to actual income tax expense (benefit) before the adoption of ASU 2023-09 is as follows:
	Year ended December 31,
	2024	2023

Income (loss) before income taxes, as reported in the consolidated statements of income (loss)	$7,202	$3,895
Statutory tax rate in Israel	23%	23%
Theoretical tax expense (benefit)	$1,656	$896
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(15)	(25)
Non-deductible expenses and other permanent differences	(328)	654
Differences in taxes arising from foreign currency exchange, net	218	(81)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,346)	(1,267)
Other	49	5
Income taxes	$234	$182

Schedule of Tax Paid

Cash paid for income taxes, net of refunds received, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025 is as follows:

Year Ended December 31,
2025

Israel	$21
U.S.
U.S. federal	297
U.S. state	33
Total U.S.	330
India	132
Other	2
Effective tax rate	$485